N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Select
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/INVESTMENT OBJECTIVE
Select | AmericanCenturyDisciplinedCoreValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth; income is a secondary consideration
Portfolio Company Name [Text Block]	American Century Disciplined Core Value Fund
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(12.59%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	10.67%
Select | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
FutureFund Series Account | AmericanCenturyDisciplinedCoreValueFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	American Century Disciplined Core Value Fund
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	10.67%
FutureFund Series Account | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	30.95%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%